EQUITY (Details) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Number Of Shares Outstanding, Beginning	270,053	295,601
Number Of Shares Outstanding, Expired	(27,420)	(25,548)
Number Of Shares Outstanding, Ending	242,633	270,053
Weighted Average Exercie Price, Beginning	$ 64.16	$ 69.45
Weighted Average Exercise Price, Granted	0	0
Weighted Average Exercise Price Expired	198.07	(125.92)
Weighted Average Exercise Price Exercised	0	0
Weighted Average Exercie Price, Ending	$ 44.07	$ 64.16
Weighted Average Life (years), Beginning	2 years 18 days	2 years 9 months 29 days
Weighted Average Life (years), Ending	1 year 1 month 6 days	2 years 18 days